Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Homestead Funds TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2022
Document Creation Date	dei_DocumentCreationDate	Apr. 29, 2022